UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21584

Victory Institutional Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		866-689-6999

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2016

Item 1. Schedule of Investments.

Victory Institutional Funds	Schedule of Portfolio Investments
Institutional Diversified Stock Fund	July 31, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (95.5%)
Consumer Discretionary (10.9%):
Advance Auto Parts, Inc.	16,000	$2,717
Dollar Tree, Inc.(a)	30,400	2,927
Johnson Controls, Inc.	53,890	2,475
Target Corp.	40,400	3,044
Tiffany & Co.	11,000	710
Time Warner, Inc.	48,000	3,679
		15,552
Consumer Staples (11.6%):
CVS Health Corp.	47,600	4,413
Diageo PLC, ADR	13,170	1,535
Mead Johnson Nutrition Co.	15,560	1,388
Mondelez International, Inc., Class A	41,400	1,821
Philip Morris International, Inc.	40,200	4,030
The Coca-Cola Co.	77,120	3,365
		16,552
Energy (5.7%):
Hess Corp.	12,400	665
Occidental Petroleum Corp.	46,280	3,459
Schlumberger Ltd.	49,770	4,007
		8,131
Financials (13.5%):
American Express Co.	38,550	2,485
Chubb Ltd.	19,600	2,455
Simon Property Group, Inc.	12,400	2,815
The Bank of New York Mellon Corp.	83,620	3,295
The Goldman Sachs Group, Inc.	7,060	1,121
The Progressive Corp.	99,980	3,251
U.S. Bancorp	90,400	3,812
		19,234
Health Care (18.9%):
Baxter International, Inc.	55,080	2,645
Celgene Corp.(a)	22,090	2,478
Danaher Corp.	28,420	2,315
Eli Lilly & Co.	19,000	1,575
McKesson Corp.	23,200	4,514
Medtronic PLC	56,730	4,971
Merck & Co., Inc.	57,965	3,400
Pfizer, Inc.	138,210	5,098
		26,996
Industrials (10.3%):
Deere & Co.	17,800	1,384
Fortive Corp.(a)	14,210	685
General Electric Co.	215,190	6,700
Masco Corp.	35,970	1,312
Stanley Black & Decker, Inc.	8,680	1,056
Stericycle, Inc.(a)	10,600	957
Union Pacific Corp.	11,980	1,115
United Parcel Service, Inc., Class B	14,366	1,553
		14,762
Information Technology (17.5%):
Alphabet, Inc., Class C(a)	6,458	4,965
Apple, Inc.	63,150	6,581
Cisco Systems, Inc.	99,620	3,041
Microsoft Corp.	118,800	6,734
Visa, Inc., Class A	36,160	2,822
Xilinx, Inc.	15,400	787
		24,930

See notes to schedules of investments.

Security Description	Shares	Value
Materials (4.3%):
Potash Corp. of Saskatchewan, Inc.	152,270	$2,375
Praxair, Inc.	32,600	3,800
		6,175
Telecommunication Services (2.8%):
Verizon Communications, Inc.	71,700	3,973
Total Common Stocks (Cost $113,455)		136,305
Total Investments (Cost $113,455) — 95.5%		136,305
Other assets in excess of liabilities — 4.5%		6,472
NET ASSETS - 100.00%		$142,777

(a)	Non-income producing security.

ADR—American Depositary Receipt
PLC—Public Liability Co.

See notes to schedules of investments.

Victory Institutional Funds

Notes to Schedules of Investments

July 31, 2016

(Unaudited)

1. Federal Tax Information:

At July 31, 2016, the cost basis for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows (in thousands):

Cost of
	Investments	Gross	Gross	Net
	for Federal	Unrealized	Unrealized	Unrealized
	Tax Purposes	Appreciation	Depreciation	Appreciation
Institutional Diversified Stock Fund	$114,233	$24,575	$(2,503)	$22,072

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by Victory Institutional Funds (the “Trust”) in the preparation of its Schedule of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedule of Portfolio Investments requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Schedule of Portfolio Investments. Actual results could differ from those estimates. The Trust currently offers shares of one fund, the Institutional Diversified Stock Fund (the “Fund”).

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the official closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price.

Victory Institutional Funds

Notes to Schedules of Investments - continued

July 31, 2016

(Unaudited)

If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”).

Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the period ended July 31, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of July 31, 2016, based upon the three levels defined above, is included in the table below while the breakdown, by category, of common stocks is disclosed on the Schedule of Portfolio Investments (in thousands):

	Level 1 - Quoted Prices	Total
Common Stocks	$136,305	$136,305
Total	$136,305	$136,305

There were no transfers between Level 1 and Level 2 as of July 31, 2016.

Investment Transactions:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period.

Victory Institutional Funds

Notes to Schedules of Investments - continued

July 31, 2016

(Unaudited)

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement (“MSLA”) with Citibank (the “Agent”). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral.  Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted in the Fund’s Schedule of Portfolio Investments.  The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund’s Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral.  The Fund pays the Agent fees based on the investment income received from securities lending activities. The Fund pays various fees in connection with the investment of cash collateral.  Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

For the period ended July 31, 2016, the Fund had no securities on loan.

3. Risks:

An investment in the Fund’s Shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund’s Shares. An investment in the Fund’s Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund’s distributions.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Victory Institutional Funds

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Principal Financial Officer

Date	September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	September 26, 2016

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Principal Financial Officer

Date	September 26, 2016